Interest and Finance Costs	6 Months Ended
Jun. 30, 2014
Interest and Finance Costs [Abstract]
Interest And Finance Costs
14. Interest and Finance Costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six month period ended June 30,
	2013	2014
Interest incurred on long-term debt	$109,510	$153,727
Amortization and write-off of financing fees	9,914	18,451
Amortization of convertible notes discount (Note 9)	20,883	23,658
Amortization of share lending agreement-note issuance costs (Note 9)	1,475	1,475
Premium on 9.5% Senior Unsecured Notes (Note 9)	-	26,546
Other	10,857	3,076
Capitalized interest	(34,466)	(19,400)
Total	$118,173	$207,533